Related party transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease income [Member]
Related Party Transaction [Line Items]
Related party transaction	$ 0	$ 0	$ 97,635
Service income [Member]
Related Party Transaction [Line Items]
Related party transaction	0	0	$ 48,818
Other receivables - CBG [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	0	0
Other receivables - Ryecor [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	0	77,597
Other payables - Mr. Robert W. Roche [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	0	924,757
Account payable - IS seafood [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	15,537	0
Other receivables - URBN Hotels [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	$ 3,171	$ 0